LEASES AND OTHER COMMITMENTS	12 Months Ended
Jun. 30, 2014
LEASES AND OTHER COMMITMENTS [Abstract]
LEASES AND OTHER COMMITMENTS

NOTE 16. LEASES AND OTHER COMMITMENTS

The Company leases transportation equipment, certain information technology equipment and various manufacturing, warehousing, and office facilities. The Company's leases are classified as operating leases, and the Company's existing contracts will expire by 2027. The Company expects that, in the normal course of business, existing contracts will be renewed or replaced by other leases. Rental expense for all operating leases was $71, $71 and $68 in fiscal years 2014, 2013 and 2012, respectively. The future minimum rental payments required under the Company's existing non-cancelable lease agreements as of June 30, 2014, are expected to be $47, $45, $41, $37, $32 and $127 in fiscal years 2015, 2016, 2017, 2018, 2019 and thereafter, respectively.

The future minimum rental payments required under the Company's existing non-cancelable lease agreement's for the corporate headquarters and primary research and development facility as of June 30, 2014, are expected to be $10, $11, $11, $11, $11 and $69 in fiscal years 2015, 2016, 2017, 2018, 2019 and thereafter, respectively. These amounts are included in the Company's future minimum rental payments disclosed above.

The Company is also a party to certain purchase obligations, which are defined as purchase agreements that are enforceable and legally binding and that contain specified or determinable significant terms, including quantity, price and the approximate timing of the transaction. Examples of the Company's purchase obligations include contracts to purchase raw materials, commitments to contract manufacturers, commitments for information technology and related services, advertising contracts, utility agreements, capital expenditure agreements, software acquisition and license commitments and service contracts. Approximately 17% of the Company's purchase obligations in fiscal years 2015 through 2019 relate to service contracts for information technology that has been outsourced. The contracts included above are entered into during the regular course of business based on expectations of future needs. Many of these contracts are short term in nature and are flexible to allow for changes in the Company's business and related requirements. As of June 30, 2014, the Company's purchase obligations, including the services related to information technology, totaled $246, $87, $65, $51, $33 and $7 for fiscal years 2015, 2016, 2017, 2018, 2019 and thereafter, respectively.